GOODWILL AND OTHER INTANGIBLE ASSETS (Tables) - Intermex Holdings, Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Gross Carrying Amounts and Accumulated Amortization for Goodwill and Other Intangible Assets
The gross carrying amount and accumulated amortization at December 31 for goodwill and other intangible assets are as follows:

	Successor Company 2017	Predecessor Company 2016
		As Restated
Indefinite lives:
Goodwill	$36,259,666	$—
Trade name	—	5,300,000
Total indefinite lives	36,259,666	5,300,000
Amortizable:
Agent relationships	40,500,000	29,200,000
Trade name	15,500,000
Developed technology	6,600,000	—
Other intangibles	699,689	1,430,224
Accumulated amortization expense	(14,558,657)	(29,582,590)
Net amortizable intangibles	48,741,032	1,047,634
Total goodwill and other intangible assets	$85,000,698	$6,347,634

Changes in Goodwill and Other Intangible Assets
The following table presents the changes in goodwill and other intangible assets:

	Goodwill	Other Intangibles
Predecessor Company
Balance at December 31, 2014, as restated	$—	$8,119,749
Amortization expense, as restated	—	(1,184,897)
Effect of exchange rate changes	—	(1,067)
Balance at December 31, 2015, as restated	$—	$6,933,785
Acquisition of agent locations	—	342,876
Amortization expense, as restated	—	(928,945)
Effect of exchange rate changes	—	(82)
Balance at December 31, 2016, as restated	$—	$6,347,634
Amortization expense	—	(230,663)
Balance at January 31, 2017	$—	$6,116,971

	Goodwill	Other Intangibles
Successor Company
Balance at February 1, 2017	$36,259,666	$62,660,000
Acquisition of agent locations	—	639,689
Amortization expense	—	(14,558,657)
Balance at December 31, 2017	$36,259,666	$48,741,032

Amortization Expense Related to Intangible Assets
Amortization expense related to intangible assets for the next five years and thereafter is as follows for the Successor Company:

2018	$12,458,705
2019	9,320,428
2020	6,902,482
2021	5,112,601
2022	3,952,547
Thereafter	10,994,269
$48,741,032